Leases - Right-of-use Assets and Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-Of-Use Assets [Abstract]
Right-of-use assets, beginning balance	$ 365	$ 296
Additions	794	392
Depreciation expense	(304)	(322)
Foreign exchange impact	46	(1)
Right-of-use assets, ending balance	901	365	$ 296
Lease Liabilities [Abstract]
Lease liabilities, beginning balance	423	373
Additions	785	392
Payment of lease liabilities	(348)	(407)	(381)
Interest expense on lease liabilities	139	71
Foreign exchange impact	65	(6)
Lease liabilities, ending balance	$ 1,064	$ 423	$ 373